Net (Loss) Income per Share (Details) - Schedule of basic and diluted net income (loss) per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net (loss) income	$ (24,331)		$ (24,030)		$ (73,325)	$ 23,401
Net (loss) income attributable to common stockholders, basic	(24,331)		(24,030)		(73,325)	23,401
Change in fair value of derivative liabilities, net of tax					7,350
Interest expense on convertible debentures, net of tax					(3,267)
Net (loss) income attributable to common stockholders, diluted	$ (24,331)	[1]	$ (24,030)	[1]	$ (77,408)	$ 23,401
Denominator:
Weighted average common shares outstanding – basic	168,829		163,165		165,253	105,568
Basic net (loss) income per share	$ (0.14)		$ (0.15)		$ (0.44)	$ 0.22
Diluted
Weighted average common shares outstanding from above					165,253	105,568
Weighted average common shares outstanding	168,829		163,165		174,382	107,786
Diluted net (loss) income per share	$ (0.14)		$ (0.15)		$ (0.44)	$ 0.22
Share-Based Payment Arrangement, Option [Member]
Diluted
Add: dilutive effect of convertible debentures					9,129	2,189
Restricted Stock Units (RSUs) [Member]
Diluted
Add: dilutive effect of RSUs						29

[1]	Net loss attributable to common stockholders, diluted excludes adjustments related to the change in fair value of derivative liabilities, interest expense and amortization of discounts and issuance costs related to Convertible Debentures. Additionally, weighted average shares outstanding, diluted excludes the if-converted shares related to Convertible Debentures. These adjustments were excluded from the calculation of diluted net loss per share as they would have an antidilutive effect (see ).